Cover	Aug. 14, 2023
Document Information Line Items
Entity Registrant Name	Tristar Acquisition I Corp.
Entity Central Index Key	0001852736
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 14, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1587643
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-40905
Entity Address Address Line 1	2 Burlington Woods Drive
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Burlington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01803
City Area Code	781
Local Phone Number	640-4446
Units Each Consisting Of One Class A Ordinary Share0.0001 Par Value And One Half Of One Redeemable Warrant Member
Document Information Line Items
Trading Symbol	TRIS.U
Security 12b Title	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Security Exchange Name	NYSE
Class A Ordinary Share, par value $0.0001 per share
Document Information Line Items
Trading Symbol	TRIS
Security 12b Title	Class A Ordinary Share, par value $0.0001 per share
Security Exchange Name	NYSE
Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Document Information Line Items
Trading Symbol	TRIS.W
Security 12b Title	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Security Exchange Name	NYSE